Share capital	12 Months Ended
Jun. 30, 2021
Share capital.
Share capital

Equity

16	Share capital

	2021	2020	2019
for the year ended 30 June	Rm	Rm	Rm
Issued share capital (as per statement of changes in equity)*	9 888	9 888	9 888

Number of shares
for the year ended 30 June	2021	2020	2019
Authorised
Sasol ordinary shares of no par value	1 127 690 590	1 127 690 590	1 127 690 590
Sasol preferred ordinary shares of no par value	28 385 646	28 385 646	28 385 646
Sasol BEE ordinary shares of no par value	158 331 335	158 331 335	158 331 335
	1 314 407 571	1 314 407 571	1 314 407 571
Issued
Shares issued at beginning of year	632 365 757	631 028 318	645 560 928
Issued in terms of the employee share schemes	1 878 579	1 337 439	1 566 581
Repurchase and cancellation of shares**	—	—	(16 085 199)
Issued in terms of Sasol Khanyisa	—	—	(13 992)
Shares issued at end of year	634 244 336	632 365 757	631 028 318
Comprising
Sasol ordinary shares of no par value	627 912 989	626 034 410	624 696 971
Sasol BEE ordinary shares of no par value	6 331 347	6 331 347	6 331 347
	634 244 336	632 365 757	631 028 318
Unissued shares
Sasol ordinary shares of no par value	499 777 601	501 656 180	502 993 619
Sasol preferred ordinary shares of no par value	28 385 646	28 385 646	28 385 646
Sasol BEE ordinary shares of no par value	151 999 988	151 999 988	151 999 988
	680 163 235	682 041 814	683 379 253
*	At 30 June 2021, 10 469 584 shares (2020 - 13 969 621 shares) were held by the Sasol Foundation Trust and the Sasol Khanyisa Employee Share Ownership Plan.
**

On 7 September 2018, 16 085 199 preferred ordinary shares were repurchased from Inzalo Public Funding (RF) Proprietary Limited at a purchase price of R542,11 per share as per the shareholders authorisation obtained at the Annual General Meeting held on 17 November 2017, which had the effect that these shares were cancelled and restored to authorised share capital.

Accounting policies:

When Sasol Limited’s shares are repurchased by a subsidiary, the amount of consideration paid, including directly attributable costs, is recognised as a deduction from shareholders’ equity. Repurchased shares are classified as treasury shares and are disclosed as a deduction from total equity. Where such shares are subsequently reissued, any consideration received is included in the statement of changes in equity.